Cover Page Cover Page	Nov. 20, 2019
Cover page.
Amendment Flag	false
Entity Central Index Key	0001474439
Document Type	8-K
Document Period End Date	Nov. 20, 2019
Entity Registrant Name	TELENAV, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34720
Entity Tax Identification Number	77-0521800
Entity Address, Address Line One	4655 Great America Parkway, Suite 300
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	245-3800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 Par Value per Share
Trading Symbol	TNAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false